Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after these financial statements are issued. As part of the assessment, management has included consideration of the following;
•our current financial condition and liquidity sources, including current funds available, financial covenants, and forecasted future cash flows;
•the severity and duration of any world events and armed conflicts, and associated repercussions to supply and demand for oil and gas and the economy generally as well as possible effects of trade disruptions;
•environmental regulations such as those affecting vessels' Energy Efficiency Existing Ship Index (“EEXI”); and
•the total capital contributions required for our six newbuild vessels.

As of December 31, 2025, our total current assets exceeded our total current liabilities by approximately $44.5 million.

Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries and Variable Interest Entities (“VIE”) for which the Company is a primary beneficiary and which are also consolidated (See Note 10. Variable Interest Entities to our consolidated financial statements). All intercompany accounts and transactions have been eliminated on consolidation.

We operate the Ethylene Export Terminal through our 50/50 Export Terminal Joint Venture. Our joint venture partner is the sole managing member of the Export Terminal Joint Venture and it is also the operator of the Ethylene Export Terminal. The Export Terminal Joint Venture is organized as a limited liability company and maintains separate ownership accounts. Consequently, we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the investee’s operating and financial policies. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly. The carrying amount is recognized initially at cost, which includes interest capitalized from the terminal loan facility utilized during the construction phase. The capitalized interest will be amortized over the useful life of the terminal. After initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.

We own a 50% share in Dan Unity CO2 A/S (“Dan Unity”). Dan-Unity is a 50/50 joint venture involving one of our subsidiaries, and the joint venture partners, who combine their financial capacities, expertise in, and experience with designing and potentially constructing specialized CO2 gas carriers and would handle all activities of seaborne CO2 transportation. Dan Unity is accounted for as an investment using the equity method in accordance with the guidance within ASC 810 – Consolidation, and ASC 323 – Equity Method and Joint Ventures.

Unigas International B.V. (“Unigas”), based in the Netherlands, is an independent commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. We own a 33.33% share in Unigas. Unigas independently operates the Unigas Pool which was founded in 1969, with three pool members, Schulte Group, Sloman Neptun and Navigator Gas Denmark ApS (the “Pool Members”, or, a “Pool Member”) and where each Pool Member contributes vessels to operate within the Unigas Pool.
The Unigas Pool is not a legal entity, and operations are governed by an agreement between the Pool Members. Vessel earnings are pooled and then distributed to the Pool Members, using a pool-based formula according to the Unigas Pool Agreement.The Company’s investment in Unigas B.V is accounted for as an investment using the equity method in accordance with the guidance within ASC 810 – Consolidation, and ASC 323 – Equity Method and Joint Ventures, whereas revenues and expenses within the Unigas Pool are accounted for in accordance with ASC 842 – Leases.

Vessels and Vessels Held for Sale	Vessels
Vessels are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to construction. The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated useful life. The estimated useful life of the Company’s vessels is 25 years from the date of original construction.
Vessels Held for Sale Assets are classified as held for sale when the Company commits to a plan to sell the asset, completion of the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether the asset is being marketed for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the intention to sell will be made or that the intention to sell will be withdrawn. When assets are classified as held for sale, they are measured at the lower of their carrying amount or fair value less costs to sell, and they are tested for impairment. A loss is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.
Valuation of Vessels	Valuation of Vessels
Our vessels and capitalized drydocking costs are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel and capitalized drydocking costs may not be recoverable. When such indicators are present, a vessel and the capitalized drydocking costs are tested for recoverability by comparing the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel together with the capitalized drydocking costs over their estimated remaining useful life to its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying value exceeds its fair value. Fair value is determined using a discounted cashflow model. Should an impairment be recordered, the new lower cost basis would result in lower annual depreciation than before the impairment. At December 31, 2025, the estimated useful lives of the vessels remained unchanged at 25 years, and none of the vessels exhibited indicators of impairment.

We periodically review the useful economic lives of our vessels to ensure they remain appropriate. This review involves judgment and assumptions, including an evaluation of historical useful lives, an analysis of costs incurred during drydocking, and an assessment of gains or losses realized on vessels sold in recent years.
When impairment indicators are present, the estimates and assumptions regarding expected cash flows require considerable judgment by management and are based upon historical experience, financial forecasts, and industry trends and conditions. Future cash flow assumptions also require estimates regarding the remaining useful lives of the vessels and capitalized drydocking costs. When discounted cash flows are required, assumptions are made regarding the discount rate applied to the estimated future cash flows.
Impairment of Equity Method Investments	Impairment of Equity Method Investments Equity method investments are reviewed for indicators of impairment when events or circumstances indicate the carrying amount of the investment may not be recoverable. When such indicators are present, we determine if the indicators are ‘other than temporary’ to determine if an impairment exists. If we determine that an impairment exists, a discounted cash flow analysis is carried out based on the future cash flows expected to be generated over the investment’s estimated remaining useful life. The resulting net present value is compared to the carrying value and we could recognize an impairment loss equal to the amount by which the carrying amount exceeds its fair value.
Drydocking Costs	Drydocking Costs
Depending on age, each vessel is required to be drydocked approximately every two and a half year or five years for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the drydocking in accordance with ASC 360 – Property, Plant and Equipment, and amortized these costs on a straight-line basis over the period to the next expected drydock. Amortization of drydocking costs is included in depreciation and amortization in the Consolidated Statements of Operations. Costs incurred during the drydocking which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydock based on experience and past history of similar vessels. Drydocking costs are included within operating activities on the cashflow statement.

Intangible Assets	Intangible Assets Intangible assets consist of software acquisition and associated costs of software modification to meet the Company’s internal needs. Intangible assets are amortized on a straight-line basis over the expected life of the software license, product, or the expected duration that the software is estimated to contribute to the cash flows of the Company, which is typically five years. Amortization of intangible assets is included in depreciation and amortization in the Consolidated Statements of Operations. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and exceeds its fair value.
Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents and Restricted Cash
The Company considers highly liquid investments, such as time deposits and certificates of deposit with an original maturity of three months or less when purchased, to be cash equivalents. As of December 31, 2025, and 2024 and for the years then ended, the Company had balances in U.S. financial institutions in excess of the amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company also maintains cash balances in foreign financial institutions outside of the U.S. which are not covered by the FDIC.
Amounts included in restricted cash represent cash held in blocked deposit accounts as required in accordance with the terms of certain of the Company's secured term loans with banking institutions, and cash held by PT Navigator Khatulistiwa, the Company’s Indonesian joint venture.
Accounts Receivable, Net	Accounts Receivable, Net The Company carries its accounts receivable at cost less an allowance for expected credit losses. As of December 31, 2025 and December 31, 2024, the Company evaluated its accounts receivable and established an allowance for expected credit losses, based on a history of past write-offs, collections and current credit conditions. The Company also considers future and reasonable and supportable forecasts of future economic conditions in its allowance for expected credit losses. The Company does not generally charge interest on past-due accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due based on contractual terms.
Bunkers and Lubricant Oils	Bunkers and Lubricant Oils Bunkers and lubricant oils include bunkers (fuel) for those vessels under voyage charters. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Bunkers and lubricant oils are accounted for on a first-in, first-out (“FIFO”) basis and are valued at cost.
Deferred Finance Costs	Deferred Finance Costs Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities, and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest, the Company has adopted the accounting standard (Subtopic 835-30) simplifying the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding commitment fees, as a direct reduction of the carrying value of the debt. Deferred financing costs related to undrawn debt are presented as assets on our consolidated balance sheet and amortized using the straight-line method. Following a loan refinancing assessed as a modification, any unamortized issuance costs related to the refinanced facility will continue to be amortized over the new term of the loan using the effective interest rate method.
Deferred Income	Deferred Income
Deferred income is the balance of cash received in excess of revenue earned under voyage charter arrangements as of the balance sheet date. Deferred income also includes the unearned portion of time charter revenue invoices for which consideration has not been received as at the balance sheet date, but for which there exists an unconditional right to receive such consideration at the balance sheet date before the performance obligation is satisfied.
Accruals and Other Liabilities	Accruals and Other Liabilities Accrued expenses and other liabilities include all accrued liabilities relating to the operations of our vessels as well as any amounts accrued for general and administrative costs.
Revenue Recognition	Revenue Recognition
The Company receives its revenue streams from three different sources; voyage or ‘spot’ charters, contracts of affreightment (“COA”), and time charters.

Voyage charter and COA arrangements

In the case of vessels contracted under voyage charters, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue from COAs is recognized on the same basis as revenue from voyage charters, as they are essentially a series of consecutive voyage charters. Payment from voyage charters and COAs is due upon discharge of the cargo at the discharge port. We recognize revenue on a load port to discharge port basis and determine percentage of completion for all voyage charters and COAs on a time elapsed basis. The Company believes that the performance obligation towards the customer starts to become satisfied once the cargo is loaded at the load port and the obligation becomes completely satisfied once the cargo has been discharged at the discharge port.

Under this revenue recognition standard, the Company may incur certain costs following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs incurred to get the vessel from its position at the inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis. Voyage charters and COAs typically have an expected duration of one year or less.

Time charter arrangements
For vessels contracted under time charters, the arrangements are for a specified period of time. The Company receives a fixed charter rate per on-hire day which is payable monthly in advance and revenue is recognized ratably over the term of the charter. Key decisions concerning the use of the vessel during the time charter period reside with the charterer. We are responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs. As the charterer holds rights to determine how and when the vessel is used and is also responsible for voyage specific costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the use of the vessel is transferred to the charterer during the specified time charter period. Time charters are therefore considered operating leases and we apply the lease income recognition guidance in ASC 842 – Leases following the adoption of that standard. In addition, the Company has performed a qualitative analysis of each of its time charter contracts and concluded that the lease component is the predominant component as the charterer could attribute most value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on services. Accordingly, revenue from vessels under time charter arrangements is presented as a single lease component.
Other Comprehensive Income	Other Comprehensive IncomeThe Company follows the provisions of ASC 220 - Reporting Comprehensive Income, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income and foreign currency translation gains and losses.
Voyage Expenses and Vessel Operating Expenses	Voyage Expenses and Vessel Operating Expenses
Voyage expenses consist mainly of in-port expenses, canal fees and bunker (fuel) consumption and are recognized as incurred during the performance obligation (the period of time from load to discharge) of the vessel. Vessel operating expenses are expenses related to the operation of the vessels, such as crew costs, stores, insurance, and repairs and maintenance, and these are recognized as incurred.

When the Company employs its vessels on time charter, it is responsible for the vessel operating expenses while the customer is responsible for substantially all of the voyage expenses. When the Company employs its vessels on spot or voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to vessel operating expenses.

The Company also incurs certain voyage expenses to fulfill a contract with a charterer which are incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related expenses are generally fuel or any canal or port costs to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These expenses are deferred and amortized over the duration of the performance obligation on a time basis.

Repairs and Maintenance	Repairs and Maintenance All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance	Insurance
The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance, increased value insurance, and demurrage and defense insurance in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.
When the Company has enforceable insurance in place, a receivable is recognized for an insured event if realization is probable. We apply judgment that an insurance recovery is probable when the insurer has confirmed that a claim is covered by insurance, and an amount will be paid to the Company. If the insurance receivable realization is probable, the receivable is measured as the lesser of (a) the recognized loss from the insurance event or (b) the probable recovery from the insurer. Subsequent receipt of the receivable is typically but not always within a twelve-month period, and insurance receivables are typically classified as current on our consolidated balance sheet. If the recoverability of the insurance claim is subject to dispute then there is a rebuttable presumption that realization is not probable.
Share-Based Compensation	Share-Based Compensation The Company records the fair value of all equity-settled stock-based compensation awards as an expense in its financial statements. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (typically one to three years) service conditions. Compensation expense is recognized ratably over the service period.
Use of Accounting Estimates	Use of Accounting Estimates We prepare our consolidated financial statements in accordance with U.S. GAAP, which requires us to make estimates in the application of our accounting policies based on our best assumptions, judgments and opinions. On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that our consolidated financial statements are presented fairly and in accordance with U.S. GAAP. However, because future events and their effects cannot be determined with certainty, actual results could differ from our assumptions and estimates, and such differences could be material.
Foreign Currency Transactions	Foreign Currency Transactions Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non-U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. As the majority of the Company's disbursements are in U.S. Dollars the Company considers exchange risk resulting from these non-U.S. Dollar transactions not to be material.
Derivative Instruments	Derivative Instruments Derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date, regardless of the purpose or intent for holding the derivative. The resulting derivative assets or liabilities are not netted off against one another on the face of the balance sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract qualifies for hedge accounting and has been designated as a hedging instrument. For derivative instruments that are not designated or that do not qualify as hedging instruments under ASC 815 – Derivatives and Hedging, the asset or liability is recognized as ‘Derivative assets’ or ‘Derivative liabilities’ on the balance sheet and changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from movements in the fair value of the Company’s non-designated interest rate swap agreements are recorded in unrealized (losses)/gains on non-designated derivative instruments in the Company’s consolidated statement of operations and do not impact our cash flows.
Income Taxes	Income Taxes
Current taxation

Navigator Holdings Ltd. and its Marshall Islands subsidiaries are not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.

The Company has wholly owned subsidiaries incorporated in the United Kingdom where the base tax rate is 25%. These subsidiaries provide services to affiliated entities within the group.

The Company has a subsidiary in Poland where the base tax rate is 19%. The subsidiary earns management fees from fellow subsidiary companies.

The Company has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from a VIE, PT Navigator Khatulistiwa (“PTNK”). PTNK is subject to Indonesian freight tax on all of its gross shipping transportation revenue at a rate of 1.2% when vessels perform Indonesian cabotage, and 2.64% when vessels perform an international voyage.

The Company has a subsidiary in the United States of America where the base tax rate is 21%. The subsidiary owns a 50% interest in the Export Terminal Joint Venture, a pass through entity for U.S. tax purposes, with the subsidiary liable for its share of the profits of the Ethylene Export Terminal.

The Company considered the income tax disclosure requirements of ASC 740 – Income Taxes, with regard to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. As of December 31, 2025, and 2024, there were no accrued interest and penalties for unrecognized tax benefits.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized, the Company provides for a valuation allowance.
Earnings Per Share	Earnings Per Share
Basic earnings per common share (“Basic EPS”) is computed by dividing the net income attributable to common stockholders by the weighted average number of shares outstanding in any period. Diluted earnings per common share (“Diluted EPS”) is computed by dividing the net income attributable to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding in any period.
Share options granted pursuant to the 2023 LTIP are the only dilutive shares in existence at December 31, 2025 and these shares have been considered as outstanding since their respective grant dates for the purposes of computing diluted earnings per share.
Related parties	Related parties Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.
Segment Reporting	Segment Reporting
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM principally evaluates the performance of each vessel and all our vessels as a whole and not on the basis of separate business units, geographical area, or the location of activities. As a result, the Company has determined that it operates as one reportable segment. The CODM uses individual and total consolidated assets and individual and total consolidated income and expense information to manage the operations of the segment. Such measures are compared against prior periods to identify, assess, and respond to trends. As disclosed in Note 5. Operating Revenues to our consolidated financial statements, there are two different revenue streams due to the nature of the contracts that we operate. The Company considers that its equity method investments do not meet the criteria in ASC 280 to be separate reportable segments.

(aa) European Union Allowances (EUAs)

The Company participates in the European Union Emissions Trading System (EU ETS) and holds European Union Allowances (EUAs) for compliance purposes. EUAs that are acquired are recorded as inventory in accordance with ASC 330 – Inventory and are initially recognized at cost upon acquisition. EUAs held for compliance purposes are classified as inventory until they are surrendered to regulatory authorities. EUAs are measured at the lower of cost or net realizable value (NRV) and are not revalued.

Government Grant	Government Grant
The Company may receive government grants that are specifically intended to fund the construction, acquisition, or improvement of vessels or other long-lived assets. The Company applies U.S. GAAP by analogy with IAS 20 to existing guidance for for-profit entities, including ASC 360, Property, Plant, and Equipment, and relevant concepts from ASC 958-605, Revenue Recognition by Not-for-Profit Entities.

Government grants that are directly related to the construction or acquisition of a specific vessel or other long-lived asset are recorded as deferred income when the Company concludes (i) the grant proceeds have been received or are receivable, (ii) the Company is reasonably assured that it will comply with the conditions attached to the grant, and (iii) the grant is not repayable. The deferred income will be amortized over the asset’s estimated useful life in accordance with the Company’s depreciation policies. If the Company determines that the conditions of the grant are not reasonably assured, the grant is recorded as a liability until the conditions are met or uncertainty is resolved. If the Company becomes aware that a grant may be refundable, the Company recognizes a liability in accordance with ASC 450-20, Loss Contingencies.

Recent Accounting Pronouncements	Recent Accounting Pronouncements
The following accounting standards issued as of December 31, 2025 may affect the future financial reporting by Navigator Holdings Ltd., however none of these new accounting pronouncements are expected to have a material impact on the financial reporting by the Company.

In September 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures. Given the magnitude of changes to the tabular reconciliation as compared to the existing requirements, Public entities ("PBEs") will need to consider how they will adopt the standard. Whether it is applied prospectively or retrospectively, the adoption of the ASU will necessitate consideration of the reporting entity’s processes, systems, and controls around disclosures. The foreign tax effects category in particular expands significantly on existing disclosure for most reporting entities. For Public entities, ASU 2023-09 was effective for annual periods beginning after December 15, 2024 and the Company adopted ASU 2023-09 in the current year on a retrospectively basis.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses. This guidance requires additional quantitative and qualitative disclosure of certain amounts included in the expense captions presented on the face of the Statement of Operations as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is in the process of assessing the impact the adoption of this guidance will have on its disclosures, however, no material impact on our consolidated financial position is expected.

In November 2024, the FASB issued ASU 2024-04, which provides additional guidance on the accounting for induced conversions of convertible debt instruments, including clarifying when induced conversion or debt extinguishment accounting should be applied. The amendments are effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. The guidance is to be applied prospectively, with retrospective application permitted. Early adoption is permitted for entities that have adopted ASU 2020-06. The Company is evaluating the impact of adoption on its consolidated financial statements, however, no material impact on our consolidated financial position is expected.

In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03 to confirm that all public business entities are required to initially adopt the guidance in annual reporting periods beginning after December 15, 2026, and in interim periods within annual reporting periods beginning after December 15, 2027. The ASU does not change the underlying disclosure requirements of ASU 2024-03. Early adoption of ASU2024-03 remains permitted. The issuance of this ASU does not change the Company’s current adoption plans.

In May 2025, the FASB issued ASU 2025-03, which clarifies the guidance for determining the accounting acquirer in certain business combinations involving the acquisition of a variable interest entity, particularly when the transaction is effected primarily through the exchange of equity interests. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. The Company is evaluating the impact of adoption on its consolidated financial statements, however, no material impact on our consolidated financial position is expected.

In May 2025, the FASB issued ASU 2025-04. The ASU clarifies existing guidance in ASC 606 and ASC 718 for share-based payment awards granted as consideration payable to a customer in conjunction with the sale of goods or services, with the objective of reducing diversity in practice and improving operability. The ASU is effective for fiscal years beginning after December 15, 2026, including interim reporting periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact of the ASU on its consolidated financial statements, however, no material impact on our consolidated financial position is expected.

In July 2025, the FASB issued ASU 2025-05 to provide a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted, and is to be applied on a prospective basis. The Company is evaluating the expected impact of adopting this ASU on its consolidated financial statements, however, no material impact on our consolidated financial position is expected.

In September 2025, the FASB issued ASU 2025-06, which introduces targeted improvements to the accounting for internal-use software by eliminating the project-stage model and updating capitalization criteria and disclosures. The amendments are effective for fiscal years beginning after December 15, 2027, and are to be applied prospectively, with retrospective application permitted. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.

In September 2025 FASB issued ASU 2025-07. The ASU refines the scope of the guidance on derivatives in ASC 815 to expand an existing scope exception for certain non-exchange-traded contracts. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.

In November 2025, the FASB issued ASU 2025-08, which introduces a new accounting model for the initial allowance for credit losses on certain purchased seasoned loans. Under the new guidance, the initial allowance for credit losses is recorded as an adjustment to the amortized cost basis rather than through earnings. The amendments are effective for reporting periods beginning after December 15, 2026, and are to be applied prospectively. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.

In 2025, the FASB issued ASU 2025-10, which establishes new guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. The amendments are effective for annual reporting periods beginning after December 15, 2028, and interim periods within those annual reporting periods. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.

In December 2025, the FASB issued ASU 2025-11, which improves the structure and navigability of interim reporting guidance and clarifies disclosure requirements without changing the fundamental nature of interim reporting. For public business entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.

In December 2025, the FASB issued ASU 2025-12, which includes technical corrections and clarifications intended to improve the consistency and clarity of the Accounting Standards Codification. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the potential impact of adoption, however, no material impact on our consolidated financial position is expected.